Class A Ordinary Shares Subject to Possible Redemption (Table)	3 Months Ended
Mar. 11, 2021
Temporary Equity Disclosure [Abstract]
Summary of Class A ordinary shares reflected on the balance sheet are reconciled
As of March 11, 2021, Class A ordinary shares reflected on the balance sheet are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Class A ordinary shares issuance costs	(12,638,324)
Plus:
Accretion of carrying value to redemption value	12,638,324

Class A ordinary shares subject to possible redemption	$230,000,000